Property, Plant and Equipment - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant, and Equipment Disclosure [Line Items]
Depreciation expense	¥ 211,973	¥ 210,179	¥ 232,327
Amount due for purchase of property, plant and equipment	¥ 38,893	¥ 47,690